UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549
                                 FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2007

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Snyder Capital Management, L.P.
Address:  One Market Plaza, Steuart Tower, Suite 1200
          San Francisco, CA  94105

Form 13F File Number:    28-6636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sonja L. Commer
Title:    Chief Compliance Officer
Phone:    415-392-3900

Signature, Place and Date of Signing:
Sonja L. Commer                    San Francisco, CA   May 8, 2007
          [Signature]              [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      63

Form 13F Information Table Value Total:      2,875,394 (x1000)


List of Other Included Managers:

NO.       Form 13F File Number          Name

1         28-6808        IXIS Asset Management U.S. Group, LP

NAME OF ISSUER          TITLE CUSIP      VALUE    SHARES       INV.     OTH  VOTING AUTH
                        OF               X1000                 DISC.    ER
                        CLASS                                           MGR
                                                                             SOLE     SHR      NONE
Adesa Inc.              COM   00686U10   37077    1341900 SH   Defined       2800     1192400  146700
                              4
Advance Auto Parts      COM   00751Y10   8786     227900  SH   Defined       31300    196600
Inc.                          6
Alpha Natural           COM   02076x10   91629    5862400 SH   Defined       114100   5318100  430200
Resources Inc.                2
Alpharma Inc. - Cl. A   COM   02081310   21077    875299  SH   Defined       1900     789499   83900
                              1
American Greetings      COM   02637510   33620    1448500 SH   Defined       14800    1316800  116900
Corp. Cl A                    5
American Standard Cos   COM   02971210   21171    399300  SH   Defined       22400    376900
Inc                           6
AnnTaylor Stores Corp.  COM   03611510   46641    1202700 SH   Defined       5300     1110700  86700
                              3
Arch Chemical Inc.      COM   03937R10   54554    1747399 SH   Defined       3800     1582899  160700
                              2
Armor Holdings Inc.     COM   04226010   47986    712698  SH   Defined       1600     688098   23000
                              9
Beacon Roofing Supply   COM   07368510   37071    2291145 SH   Defined       4900     2028045  258200
                              9
Brookfield Asset        COM   11258510   124841   2388848 SH   Defined       55625    2201073  132150
Management -                  4
CEC Entertainment,      COM   12513710   95972    2310361 SH   Defined       29400    2114561  166400
Inc.                          9
Cabot Corp.             COM   12705510   95841    2007974 SH   Defined       34600    1824774  148600
                              1
Cabot Microelectronics  COM   12709P10   77474    2311952 SH   Defined       42900    2115997  153055
                              3
Cambrex Corp.           COM   13201110   63350    2575198 SH   Defined       5100     2326198  243900
                              7
Capital Lease Funding   COM   14028810   34098    3183798 SH   Defined       6600     2832998  344200
Inc.                          1
Cedar Shopping Centers  COM   15060220   49266    3041098 SH   Defined       6000     2773098  262000
Inc.                          9
Central European Media  COM   G2004520   138958   1571030 SH   Defined       30700    1437130  103200
                              2
Charming Shoppes        COM   16113310   96700    7467191 SH   Defined       146900   6836091  484200
                              3
Circuit City Stores,    COM   17273710   8965     483800  SH   Defined       70800    413000
Inc.                          8
Comstock Resources      COM   20576820   44555    1627300 SH   Defined       3000     1446200  178100
Inc.                          3
Corn Products Intl Inc  COM   21902310   38391    1078699 SH   Defined       11000    949599   118100
                              8
Curtiss-Wright Corp     COM   23156110   32528    844000  SH   Defined       45800    798200
                              1
Cytec Industries, Inc.  COM   23282010   60492    1075600 SH   Defined       24700    977300   73600
                              0
DRS Technologies        COM   23330X10   54904    1052398 SH   Defined       2400     1021698  28300
                              0
Devon Energy Corp.      COM   25179M10   40185    580544  SH   Defined       36460    544084
                              3
Dress Barn Inc.         COM   26157010   33612    1615190 SH   Defined       3500     1453890  157800
                              5
Drew Industries         COM   26168L20   14458    504098  SH   Defined       900      431798   71400
                              5
Esterline Technologies  COM   29742510   52528    1278999 SH   Defined       3000     1239399  36600
Corp                          0
FTI Consulting          COM   30294110   68033    2025398 SH   Defined       4100     1810398  210900
                              9
Franklin Electric Co    COM   35351410   32871    706898  SH   Defined       16800    608898   81200
Inc                           2
Haemonetics Corp.       COM   40502410   44457    950957  SH   Defined       2000     858057   90900
                              0
Hasbro Inc.             COM   41805610   18159    634498  SH   Defined       1200     585698   47600
                              7
Hawaiian Electric Inds  COM   41987010   9492     365199  SH   Defined       1800     296699   66700
                              0
Henry Schein, Inc.      COM   80640710   5838     105800  SH   Defined       14800    91000
                              2
Itron Inc               COM   46574110   51220    787510  SH   Defined       1700     708410   77400
                              6
Kelly Services Inc. -   COM   48815220   1948     60508   SH   Defined       700      46108    13700
CL. A                         8
Kennametal Inc.         COM   48917010   109467   1619091 SH   Defined       29300    1480117  109674
                              0
Lance Inc               COM   51460610   23274    1149915 SH   Defined       2387     998287   149241
                              2
Liberty Media Corp. -   COM   53071M30   10970    99198   SH   Defined       14159    85039
Ser A                         2
Liz Claiborne           COM   53932010   25564    596600  SH   Defined       35500    561100
                              1
Nabors Industries Ltd   COM   G6359F10   9999     337000  SH   Defined       53200    283800
                              3
Nautilus Inc.           COM   63910B10   48189    3123098 SH   Defined       6600     2817798  298700
                              2
Novagold Resources      COM   66987E20   88332    5211300 SH   Defined       107800   4736500  367000
Inc.                          6
O'Reilly Automotive     COM   68609110   8855     267512  SH   Defined       35000    232512
Inc.                          9
Officemax, Inc          COM   67622P10   25911    491300  SH   Defined       30900    460400
                              1
Parexel Intl Corp       COM   69946210   55407    1540374 SH   Defined       3200     1384274  152900
                              7
Patterson-UTI Energy    COM   70348110   81011    3610135 SH   Defined       61000    3275535  273600
Inc.                          1
R.R. Donnelley & Sons   COM   25786710   7856     214700  SH   Defined       41800    172900
                              1
Regis Corp.             COM   75893210   56046    1388298 SH   Defined       3100     1249598  135600
                              7
Republic Services Inc.  COM   76075910   13735    493712  SH   Defined       69650    424062
- Cl.A                        0
Scholastic Corp.        COM   80706610   40909    1315394 SH   Defined       2900     1181198  131296
                              5
Shaw Group Inc.         COM   82028010   56871    1818698 SH   Defined       51900    1630898  135900
                              5
Simpson Manufacturing   COM   82907310   47148    1528798 SH   Defined       45700    1335098  148000
                              5
Steelcase Inc. Cl A     COM   85815520   6405     322000  SH   Defined       44700    277300
                              3
Thor Industries, Inc.   COM   88516010   9903     251400  SH   Defined       36800    214600
                              1
UGI Corp.               COM   90268110   85759    3210746 SH   Defined       56600    2936946  217200
                              5
United Stationers Inc   COM   91300410   89994    1501898 SH   Defined       46000    1367198  88700
                              7
Universal Health        COM   91390310   23614    412400  SH   Defined       25600    386800
Services - B                  0
Urban Outfitters Inc.   COM   91704710   9825     370600  SH   Defined       56100    314500
                              2
Warnaco Group           COM   93439040   78318    2757682 SH   Defined       5800     2491798  260084
                              2
Williams-Sonoma Inc     COM   96990410   28216    795700  SH   Defined       38400    757300
                              1
Zale Corp.              COM   98885810   45068    1708399 SH   Defined       61000    1554499  92900
                              6


